SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance threshold for impaired and non-impaired commercial loans	$ 250,000
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Residential Portfolio Segment [Member] | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 100,000